Intangible Assets, Net - Schedule of Intangible Assets Acquisition Cost (Details) - Acquisition cost [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets Acquisition Cost [Line Items]
Intangible Assets, Acquisition cost	$ 1,891,360	$ 1,883,780	$ 1,878,269
Intangible Assets, Additions	11,414	7,580	5,511
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation
Intangible Assets, Acquisition cost	1,902,774	1,891,360	1,883,780
Brand [Member]
Schedule of Intangible Assets Acquisition Cost [Line Items]
Intangible Assets, Acquisition cost	1,102,106	1,102,106	1,102,106
Intangible Assets, Additions
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation
Intangible Assets, Acquisition cost	1,102,106	1,102,106	1,102,106
Customer relationships [Member]
Schedule of Intangible Assets Acquisition Cost [Line Items]
Intangible Assets, Acquisition cost	617,808	617,808	617,808
Intangible Assets, Additions
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation
Intangible Assets, Acquisition cost	617,808	617,808	617,808
Software [Member]
Schedule of Intangible Assets Acquisition Cost [Line Items]
Intangible Assets, Acquisition cost	165,720	158,242	152,783
Intangible Assets, Additions	11,265	7,478	5,459
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation
Intangible Assets, Acquisition cost	176,985	165,720	158,242
Brands and logo rights [Member]
Schedule of Intangible Assets Acquisition Cost [Line Items]
Intangible Assets, Acquisition cost	5,726	5,624	5,572
Intangible Assets, Additions	149	102	52
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation
Intangible Assets, Acquisition cost	$ 5,875	$ 5,726	$ 5,624